3. Property and Equipment (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Furniture and fixtures		$ 1,640	$ 0
Less accumulated depreciation		(232)	0
Property and equipment, net	$ 4,313	$ 1,408	$ 0